Credit Facilities (Details)				1 Months Ended				12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Credit Facilities [Line items]
Repayment of short term debt								$ 2,545,021	$ 2,937,480	$ 1,855,907
Interest expense incurred from short-term bank borrowings								$ 76,672	$ 95,419	68,254
Weighted average interest rate								5.10%	6.10%
Current maturities of loans from other financial institution								$ 333,012	$ 556,284
Long-term loans from other financial institutions								144,696	389,194
Cash received								326,188	1,384,466	44,583
Interest expense incurred long-term loans from other financial institutions								106,984	51,655	76,735
Principal amount								2,971,097	$ 2,753,823
8.61% [Member]
Credit Facilities [Line items]
Principal amount										124,461
8.45% [Member]
Credit Facilities [Line items]
Principal amount										$ 61,020
Industrial and Commercial Bank of China [Member]
Credit Facilities [Line items]
Received amount			$ 325,357			$ 325,357	$ 334,919				¥ 2,310,000	¥ 2,310,000
Percentage of annual interest rate			3.55%			3.55%	3.80%
Due date						May 2024	June 2023
Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd.[Member]
Credit Facilities [Line items]
Repayment of short term debt	$ 247,914	¥ 1,809,601		$ 247,914	¥ 1,809,601
Interest payment								$ 5,165